Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption
Gross proceeds	$ 429,747,193	$ 425,000,000
Proceeds allocated to Public Warrants		(14,026,667)
Class A common stock issuance costs		(23,229,523)
Accretion of carrying value to redemption value	434,956	37,256,190
Waiver of Class A shares issuance costs	4,312,237
Class A common stock subject to possible redemption	$ 429,747,193	$ 425,000,000